Loans from Third Parties (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Loans from Third Parties [Abstract]
Loans from third parties	$ 185,694	¥ 1,259,955	¥ 1,600,000
Interest expenses of the loans	$ 20,781	¥ 141,000	¥ 465,292